Average Annual Total Returns{- Fidelity Multi-Asset Index Fund} - 02.28 Fidelity Multi-Asset Index Fund PRO-12 - Fidelity Multi-Asset Index Fund	Fidelity Multi-Asset Index Fund Return Before Taxes Past 1 year	Fidelity Multi-Asset Index Fund Return Before Taxes Past 5 years	Fidelity Multi-Asset Index Fund Return Before Taxes Past 10 years	Fidelity Multi-Asset Index Fund After Taxes on Distributions Past 1 year	Fidelity Multi-Asset Index Fund After Taxes on Distributions Past 5 years	Fidelity Multi-Asset Index Fund After Taxes on Distributions Past 10 years	Fidelity Multi-Asset Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Multi-Asset Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Multi-Asset Index Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0251 Past 1 year	F0251 Past 5 years	F0251 Past 10 years
Total	17.05%	13.66%	12.15%	15.44%	12.71%	11.35%	11.08%	10.77%	9.91%	28.71%	18.47%	16.55%	17.23%	13.75%	12.29%